                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 312-537-7000
                                                            ------------
                   Philip J. Collora, Assistant Secretary
                             Cash Account Trust
            222 South Riverside Plaza, Chicago, Illinois 60606-5808
            -------------------------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       4/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Premium Reserve Money
Market Shares Fund #97

Institutional Money
Market Shares Fund #146

Money Market Portfolio

A N N U A L R E P O R T T O S H A R E H O L D E R S

April 30, 2003

Portfolio Management Review

In the following interview, Portfolio Managers Steven Boyd and Geoffrey Gibbs discuss Cash Account Trust - Money Market Portfolio's performance and the market environment during the 12-month period ended April 30, 2003.

Q: What was the money market environment in the period?

A: Stock market elation over the progress of the war had a significant effect on money markets. That's why it's been so hard to pin down where money market yields are day-to-day. For example, the one-year LIBOR (the London Inter-Bank Offered Rate, a standard measurement for short-term interest rates) was 1.35% on April 30; just 14 days earlier, it was 1.45%. We consider that to be a huge swing in less than two weeks.

Portfolio Performance
As of April 30, 2003

7-Day Current Yield
Premium Reserve Money Market Shares	0.66%
Institutional Money Market Shares	1.10%*

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.
* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day current yield of the Institutional Money Market Shares would have been 1.05% as of April 30, 2003.

Q: How did portfolio perform during the period?

A: For the period, the Cash Account Trust's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of capital.

Q: What's your investment outlook?

A: Going forward, we will continue our insistence on the highest credit quality in the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of April 30, 2003

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 37.1%
Canadian Imperial Bank of Commerce, 1.25%, 4/5/2004	50,000,000	49,948,334
Canadian Imperial Bank of Commerce, 1.35%, 6/10/2003	15,000,000	15,000,000
Credit Agricole Indosuez SA, 1.26%, 6/24/2003	30,000,000	30,000,000
Credit Lyonnais SA, 1.27%, 5/27/2003	20,000,000	20,000,000
Danske Bank AS, 1.39%, 5/1/2003	150,000,000	150,000,000
Dexia Bank, 1.375%, 5/1/2003	150,000,000	150,000,000
Dresdner Bank AG, 2.58%, 5/8/2003	20,500,000	20,500,335
Federal National Mortgage Association, 1.33%*, 1/29/2004	10,000,000	10,000,000
First Tennessee Bank NA, 1.2%, 7/2/2003	10,000,000	9,998,959
First Tennessee Bank NA, 1.25%, 7/22/2003	18,250,000	18,249,789
Fortis Bank NV, 1.36%, 4/5/2004	50,000,000	50,000,000
ING Bank NV, 1.43%, 1/21/2004	60,000,000	60,000,000
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	27,000,000	27,003,841
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.46%, 1/15/2004	10,000,000	10,000,355
Morgan Stanley, 1.41%*, 5/22/2003	20,000,000	20,000,000
Morgan Stanley, 1.41%*, 6/4/2003	10,000,000	10,000,000
Norddeutsche Landesbank Girozentrale, 1.35%, 5/19/2003	50,000,000	50,000,000
Nordea Bank Finland PLC, 1.255%*, 9/10/2003	18,000,000	17,998,041
Northern Rock PLC, 1.25%, 6/30/2003	10,000,000	10,000,000
Northern Rock PLC, 1.27%, 5/19/2003	10,000,000	10,000,000
South Trust Bank, 1.35%, 6/10/2003	10,000,000	10,000,000
South Trust Bank, 1.36%, 5/21/2003	20,000,000	20,000,000
South Trust Bank, 1.4%, 5/8/2003	50,000,000	50,000,000
Svenska Handelsbanken, Inc., 1.255%, 5/9/2003	20,000,000	20,000,000
Toronto Dominion Bank, 1.96%, 7/29/2003	21,500,000	21,497,514
Unicredito Italiano SpA, 1.3%, 7/21/2003	70,000,000	70,000,000
Wells Fargo Bank, 1.25%, 5/1/2003	100,000,000	100,000,000
Westdeutsche Landesbank Girozentrale, 1.27%, 5/20/2003	30,000,000	30,000,000
Westdeutsche Landesbank Girozentrale, 1.42%, 4/22/2004	30,000,000	30,000,000
Westdeutsche Landesbank Girozentrale, 1.36%, 6/16/2003	40,000,000	40,000,000
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	10,500,000	10,503,977
Total Certificates of Deposit and Bank Notes (Cost $1,215,701,145)		1,215,701,145

Commercial Paper 51.7%
American Honda Finance Corp., 1.3%*, 10/23/2003	35,000,000	35,000,000
Associates Corp. of North America, 1.329%*, 6/15/2003	9,000,000	9,000,000
Associates Corp. of North America, 1.36%*, 6/26/2003	10,500,000	10,500,000
Beta Finance, Inc., 1.295%*, 2/6/2004	15,000,000	14,999,423
CC (USA), Inc., 1.26%**, 6/25/2003	21,000,000	20,959,574
CIT Group Holdings, Inc., 1.27%**, 5/9/2003	10,000,000	9,997,178
CIT Group Holdings, Inc., 1.27%**, 6/27/2003	5,000,000	4,989,946
Credit Agricole Indosuez SA, 1.26%**, 5/6/2003	80,000,000	79,986,070
DEPFA Bank Europe PLC, 1.255%**, 5/8/2003	23,500,000	23,494,265
Dorada Finance, Inc., 1.284%*, 3/3/2004	56,000,000	56,000,000
Dorada Finance, Inc., 1.284%*, 3/3/2004	44,000,000	44,000,000
Falcon Asset Securitization Corp., 1.26%**, 5/16/2003	20,000,000	19,989,500
Falcon Asset Securitization Corp., 1.27%**, 5/21/2003	30,000,000	29,978,834
General Electric Capital Assurance Co., 1.26%**, 5/27/2003	20,000,000	19,981,800
General Electric Capital Corp., 1.25%**, 5/19/2003	25,000,000	24,984,375
General Electric Capital Corp., 1.38%**, 5/1/2003	80,000,000	80,000,000
General Electric Capital Corp., 1.5%*, 5/14/2004	5,000,000	5,009,886
General Electric Capital Corp., 6.267%, 7/23/2003	18,000,000	18,168,633
Goldman Sachs Group, Inc., 1.27%**, 9/4/2003	20,000,000	19,911,100
Goldman Sachs Group, Inc., 1.38%, 7/23/2003	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.39%, 5/8/2003	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.6%*, 2/5/2004	10,500,000	10,501,578
Greyhawk Funding LLC, 1.25%**, 5/9/2003	50,000,000	49,986,111
Greyhawk Funding LLC, 1.26%**, 5/16/2003	30,000,000	29,984,250
Greyhawk Funding LLC, 1.27%**, 5/20/2003	29,000,000	28,980,562
HBOS Treasury Services PLC, 1.26%, 6/23/2003	30,000,000	30,000,000
HBOS Treasury Services PLC, 1.26%, 7/17/2003	20,000,000	20,000,000
HBOS Treasury Services PLC, 1.26%, 7/29/2003	30,000,000	30,000,000
International Lease Finance Corp., 1.27%**, 6/18/2003	20,000,000	19,966,133
Johnson & Johnson, 1.25%**, 5/5/2003	14,000,000	13,998,056
Jupiter Securitization Corp., 1.25%**, 5/5/2003	27,495,000	27,491,181
Jupiter Securitization Corp., 1.26%**, 5/12/2003	30,000,000	29,988,450
Jupiter Securitization Corp., 1.27%**, 5/7/2003	25,000,000	24,994,708
K2 (USA) LLC, 1.27%**, 7/22/2003	22,000,000	21,936,359
K2 (USA) LLC, 1.28%**, 8/29/2003	10,000,000	9,957,333
K2 (USA) LLC, 1.39%**, 5/27/2003	20,000,000	19,979,922
K2 (USA) LLC, 1.4%**, 6/3/2003	20,000,000	19,974,333
KBC Bank NV, 1.26%**, 9/3/2003	25,000,000	24,890,625
Kitty Hawk Funding Corp., 1.27%**, 5/19/2003	20,000,000	19,987,300
Liberty Street Funding, 1.26%**, 5/9/2003	10,000,000	9,997,200
Liberty Street Funding, 1.26%**, 6/19/2003	15,000,000	14,974,275
Liberty Street Funding, 1.26%**, 6/24/2003	16,775,000	16,743,295
Liberty Street Funding, 1.27%**, 6/27/2003	20,000,000	19,959,783
Old Line Funding Corp., 1.25%**, 5/9/2003	20,000,000	19,994,444
Old Line Funding Corp., 1.26%**, 6/9/2003	10,000,000	9,986,350
Perry Global Funding LLC, 1.28%**, 6/5/2003	50,000,000	49,937,778
Prefco, 1.28%**, 5/13/2003	20,150,000	20,141,403
Proctor & Gamble Co., 1.63%**, 5/5/2003	9,000,000	8,998,370
RWE AG, 1.27%**, 6/25/2003	15,000,000	14,970,896
RWE AG, 1.28%**, 7/22/2003	25,000,000	24,927,111
Scaldis Capital LLC, 1.27%**, 5/7/2003	12,570,000	12,567,339
Scaldis Capital LLC, 1.27%**, 5/27/2003	35,000,000	34,967,897
Scaldis Capital LLC, 1.28%**, 5/27/2003	10,000,000	9,990,756
Scaldis Capital LLC, 1.38%**, 6/6/2003	50,000,000	49,931,000
Sheffield Receivables Corp., 1.25%**, 5/5/2003	20,220,000	20,217,192
Sheffield Receivalbes Corp., 1.26%**, 5/9/2003	49,968,000	49,954,009
Sheffield Receivables Corp., 1.27%**, 5/14/2003	50,000,000	49,977,070
Tango Finance Corp., 1.27%**, 6/19/2003	11,000,000	10,980,985
Transamerica Finance Group, 1.27%**, 5/16/2003	20,000,000	19,989,417
UBS Finance LLC, 1.37%**, 5/1/2003	100,000,000	100,000,000
Verizon Global Funding Corp., 1.25%**, 5/12/2003	32,645,000	32,632,532
Westdeutsche Landesbank Girozentrale, 1.38%*, 1/28/2004	50,000,000	50,000,000
Total Commercial Paper (Cost $1,691,406,587)		1,691,406,587

Municipal Investments 0.2%
Texas State General Obligation (c) (d), 1.31%, 12/1/2033	755,000	755,000
Texas State General Obligation (c) (d), 1.32%, 12/1/2029	6,500,000	6,500,000
Total Municipal Investments (Cost $7,255,000)		7,255,000

Money Market Funds 6.1%
AIM Liquid Assets Portfolio, 1.26%	100,000,000	100,000,000
Federated Prime Obligation Fund, 1.21%	100,000,000	100,000,000
Total Money Market Funds (Cost $200,000,000)		200,000,000

Short-Term Notes 3.9%
Citigroup, Inc., 5.7%, 2/6/2004	28,250,000	29,183,219
Federal Home Loan Bank, 1.23%, 3/11/2004	40,000,000	40,000,000
Federal Home Loan Bank, 1.34%, 3/4/2004	50,000,000	50,000,000
Wal-Mart Stores, Inc., 4.375%, 8/1/2003	10,000,000	10,073,373
Total Short-Term Notes (Cost $129,256,592)		129,256,592

Repurchase Agreements (b) 1.0%
State Street Bank & Trust Co., 1.3%, dated 4/30/2003, to be repurchased at $31,351,132 on 5/1/2003 (Cost $31,350,000)	31,350,000	31,350,000
Total Investment Portfolio - 100.0% (Cost $3,274,969,324) (a)		3,274,969,324

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,274,969,324.
(b) Repurchase agreements are fully collaterized by US Treasury or Government agency securities.
(c) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2003.
(d) Security incorporates a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2003
Assets	Money Market Portfolio
Investments in securities, at amortized cost	$ 3,243,619,324
Repurchase agreements, at amortized cost	31,350,000
Cash	765
Interest receivable	5,920,160
Receivable for Fund shares sold	18,094,277
Other assets	132,050
Total assets	3,299,116,576
Liabilities
Payable for investments purchased	10,980,985
Dividends payable	22,904
Payable for Fund shares redeemed	18,137,242
Accrued management fee	429,418
Other accrued expenses and payables	3,181,115
Total liabilities	32,751,664
Net assets, at value	$ 3,266,364,912
Net Assets
Net assets consist of: Undistributed net investment income	59,078
Accumulated net realized gain (loss)	(874,148)
Paid-in capital	3,267,179,982
Net assets, at value	$ 3,266,364,912

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2003 (continued)
Net Asset Value	Money Market Portfolio
Institutional Money Market Shares Net assets applicable to shares outstanding	$ 109,995,322
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	109,995,161
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 1,004
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,004
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,022,927,135
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,022,927,146
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 131,871,212
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	131,793,877
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 1,570,239
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,571,815
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2003
Investment Income	Money Market Portfolio
Income: Interest	$ 108,301,834
Expenses: Management fee	9,711,942
Services to shareholders	18,824,043
Custodian fees	548,433
Distribution service fees	32,388,011
Auditing	111,912
Legal	100,120
Trustees' fees and expenses	88,562
Reports to shareholders	735,414
Registration fees	60,789
Other	333,633
Total expenses, before expense reductions	62,902,859
Expense reductions	(76,017)
Total expenses, after expense reductions	62,826,842
Net investment income	45,474,992
Net realized gain (loss) on investment transactions	1,127
Net increase (decrease) in net assets resulting from operations	$ 45,476,119

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 45,474,992	$ 209,004,943
Net realized gain (loss)	1,127	66,826
Net increase in net assets resulting from operations	45,476,119	209,071,769
Distributions to shareholders from net investment income: Institutional Money Market Shares	(1,572,410)	(9,045,007)
Institutional Select Money Market Shares	(6)	-
Premier Money Market Shares	(21,555,663)	(50,577,347)
Premium Reserve Money Market Shares	(1,519,807)	(3,417,140)
Service Shares	(20,182,605)	(147,038,335)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	12,799,419,515	32,510,790,175
Reinvestment of distributions	50,242,609	234,240,096
Cost of shares redeemed	(19,121,803,208)	(33,464,231,062)
Net increase (decrease) in net assets from Fund share transactions	(6,272,141,084)	(719,200,791)
Increase (decrease) in net assets	(6,271,495,456)	(720,206,851)
Net assets at beginning of period	9,537,860,368	10,258,067,219
Net assets at end of period (Including undistributed net investment income of $59,078 and accumulated distributions in excess of net investment income of $569,765, respectively)	$ 3,266,364,912	$ 9,537,860,368

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Institutional Money Market Shares

Years Ended April 30,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.014	.03	.06	.05	.01
Less distributions from net investment income	(.014)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.45	2.85	6.32	5.50	1.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	100	287	183.10
Ratio of expenses before expense reductions (%)	.31	.25	.27	.29	.28*
Ratio of expenses after expense reductions (%)	.25	.23	.25	.25	.25*
Ratio of net investment income (%)	1.44	2.83	6.25	5.58	4.75*

Money Market Portfolio - Premium Reserve Money Market Shares

Years Ended April 30,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.011	.03	.06	.05	.01
Less distributions from net investment income	(.011)	(.03)	(.06)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.06	2.56	5.87	5.05	1.18**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132	133	105	17.3
Ratio of expenses (%)	.58	.52	.67	.68	.67*
Ratio of net investment income (%)	1.12	2.54	5.54	5.31	4.38*

a For the period January 22, 1999 (commencement of operations) to April 30, 1999.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government Securities Portfolio and Tax-Exempt Portfolio are presented in separate annual reports. Money Market Portfolio (the "Portfolio") offers five classes of shares: Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares. On December 2, 2002, the Portfolio commenced offering Institutional Select Money Market Shares. The financial highlights for the Premier Money Market Shares, the Institutional Select Money Market Shares and the Service Shares are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2003, the Portfolio had a net tax basis capital loss carryforward of approximately $874,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($1,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

Distribution of Income. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2003, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 100,338
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ 874,000
Net unrealized appreciation (depreciation) on investments	$ -

In addition, during the years ended April 30, 2003 and April 30, 2002, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	2003	2002
Money Market Portfolio:
Distributions from ordinary income	$ 44,830,491	$ 210,077,829

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2003, the Portfolio incurred a management fee equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Effective Rate (%)
Money Market Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Institutional Money Market Shares at 0.25% for the year ended April 30, 2003. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended April 30, 2003, the amount charged to the Portfolio by SISC was as follows:

	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 88,734	$ 62,605	$ -
Institutional Select Money Market Shares*	-	-	-
Premier Money Market Shares	6,489,541	-	1,418,505
Premium Reserve Money Market Shares	185,720	-	32,750
Service Shares	11,854,834	-	32,881

* Fee for period is less than $1.

Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60% of average daily net assets for the Service Shares of the Money Market Portfolio, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.10% of the average daily net assets for the Premium Reserve Shares of the Money Market Portfolio.

For the year ended April 30, 2003, the Distribution Fee was as follows:

	Distribution Fee	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 11,348	$ 1,410
Premier Money Market Shares	7,327,273	630,417
Premium Reserve Money Market Shares	142,665	11,134
Service Shares	17,354,106	942

In addition, SDI provides information and administrative services to the Premier Money Market Shares, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.15% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.15% (currently 0.01%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the year ended April 30, 2003, the Service Fee was as follows:

	Service Fee	Unpaid at April 30, 2003
Money Market Portfolio:
Institutional Money Market Shares	$ 11,348	$ 1,997
Premier Money Market Shares	7,327,273	630,417
Premium Reserve Money Market Shares	213,998	16,700

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the year ended April 30, 2003, the Portfolio's custody and transfer agent fees were reduced as follows:

	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	12,230	1,182

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Portfolio had borrowings on the line of credit.

5. Redemption in Kind

The Portfolio satisfied a redemption request on October 15, 2002 and October 21, 2002 with a single broker dealer redeeming $2,872,672,684 and $2,829,067,473, respectively.

6. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Money Market Portfolio	Year Ended April 30, 2003		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Money Market Shares	981,607,682	$ 981,607,682	1,837,042,455	$ 1,837,040,546
Institutional Select Money Market Shares*	1,000	1,000	-	-
Premier Money Market Shares	3,448,500,422	3,448,500,422	2,190,788,823	2,190,888,556
Premium Reserve Money Market Shares	180,254,844	180,254,845	274,127,759	274,131,313
Service Shares	8,189,055,567	8,189,055,566	28,208,394,516	28,208,729,760
		$ 12,799,419,515		$ 32,510,790,175
Shares issued to shareholders in reinvestment of distributions
Institutional Money Market Shares	1,329,016	$ 1,329,016	4,625,450	$ 4,625,450
Institutional Select Money Market Shares*	4	4	-	-
Premier Money Market Shares	23,841,865	23,841,865	56,779,026	56,779,026
Premium Reserve Money Market Shares	1,669,719	1,669,719	3,650,435	3,650,435
Service Shares	23,402,005	23,402,005	169,185,174	169,185,185
		$ 50,242,609		$ 234,240,096
Shares redeemed
Institutional Money Market Shares	(972,702,657)	$ (972,702,657)	(2,028,958,510)	$ (2,028,958,510)
Premier Money Market Shares	(3,002,440,948)	(3,002,440,948)	(1,930,401,758)	(1,930,401,758)
Premium Reserve Money Market Shares	(182,931,703)	(182,931,703)	(250,033,526)	(250,033,526)
Service Shares	(14,963,727,900)	(14,963,727,900)	(29,254,836,976)	(29,254,837,268)
		$ (19,121,803,208)		$ (33,464,231,062)
Net increase (decrease)
Institutional Money Market Shares	10,234,041	$ 10,234,041	(187,290,605)	$ (187,292,514)
Institutional Select Money Market Shares*	1,004	1,004	-	-
Premier Money Market Shares	469,901,339	469,901,339	317,166,091	317,265,824
Premium Reserve Money Market Shares	(1,007,140)	(1,007,139)	27,744,668	27,748,222
Service Shares	(6,751,270,328)	(6,751,270,329)	(877,257,286)	(876,922,323)
		$ (6,272,141,084)		$ (719,200,791)

* For the period from December 2, 2002 (commencement of sales for Institutional Select Money Market Shares) to April 30, 2003.

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Portfolio (one of the portfolios constituting Cash Account Trust, the "Trust"), as of April 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of Cash Account Trust at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 20, 2003

Tax Information (Unaudited)

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (56) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (61) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp.; Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82
William P. Sommers (69) Trustee, 1979-present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (69) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[4] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Steven H. Boyd[3] (32) Vice President, 2002-present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[4] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[5] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Gary R. Pollack[3] (49) Vice President, 2002-present	Director, Deutsche Asset Management	n/a
Darlene Rasel[3] (51) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo[5] (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000 to present); formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Brenda Lyons[5] (40) Assistant Treasurer, 1998-present	Managing Director, Deutsche Asset Management	n/a
John Millette[5] (40) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Caroline Pearson[5] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York.
4 Address: One South Street, Baltimore, Maryland
5 Address: Two International Place, Boston, Massachusetts

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or
accompanied by a Cash Account Trust prospectus.

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended April 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio, Government
                                    Securities Portfolio and Tax-Exempt
                                    Portfolio, each a series of
                                    Cash Account Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio, Government
                                    Securities Portfolio and Tax-Exempt
                                    Portfolio, each a series of
                                    Cash Account Trust

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    ------------------------------

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               6/30/03
                                    ------------------------------